SCHEDULE OF LEASE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Operating lease cost					$ 1,302	$ 1,158
Short-term lease cost					14	320
Variable lease cost					180	547
Total lease expense	$ 24	$ 16	$ 58	$ 1,482	$ 1,496	$ 2,025
General and Administrative Expense [Member]
Operating lease cost	7		22	1,301
Short-term lease cost		12		16
Variable lease cost	$ 17	$ 4	$ 36	$ 165